Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
24.	Commitments and contingencies
In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.
Operating lease commitment
The Group has entered into
non-cancellable
operating leases covering various facilities. Future minimum lease payments under these non-cancellable
leases as follows:

	Payment due by schedule
	Less than 1 year	1 – 2 years	2 – 3 years	More than 3 years	Total

Office rental	8,220	7,581	3,791	—	19,592
For the years ended December 31, 2019, 2020 and 2021, the Group incurred office rental expenses in the amounts of RMB18,624, RMB16,410 and RMB10,773, respectively.
Legal Proceedings
In September 2020, the Company and certain of its officers and directors were named in a putative shareholder class action lawsuit filed in federal court in the United States, captioned Yaroni v. Pintec Technology Holdings Limited, et al., No. 1:20-cv-08062-JMF (U.S. District Court for the Southern District of New York, Amended Complaint filed February 15, 2021). The complaint alleges, in sum and substance, that defendants made material misstatements and omissions in its Registration Statement in connection with the Company’s initial public offering in October 2018 in violation of the U.S. Securities Act of 1933. The Company filed a motion to dismiss on April 16, 2021 and the plaintiffs filed their opposition to the motion to dismiss on June 15, 2021. The Company submitted reply brief on July 15, 2021. On April 25, 2022, the court granted the Company’s motion to dismiss the amended complaint in full and ordered the case closed. The plaintiffs have 30 days from the court’s order to file a notice of appeal. If the plaintiffs choose to file an appeal, the Company cannot predict the timing, outcome or consequences of such an appeal or of this class action if the court’s order of dismissal is vacated or reversed.
Except for the above, the Company is not aware of any pending or threatened claims and litigation as of December 31, 2021 and through the issuance date of these consolidated financial statements.